WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 39.2%
FHLMC - 2.7%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	9/1/47	82,347	$85,191
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/48-11/1/48	493,662	512,257
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	1/1/49	158,468	169,540
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/49-10/1/49	190,898	194,780
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	228,580	235,177

Total FHLMC				1,196,945

FNMA - 26.8%
Federal National Mortgage Association (FNMA)	3.525%	2/1/29	170,000	188,506
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	9,960	10,716
Federal National Mortgage Association (FNMA)	3.240%	5/1/29	10,000	10,861
Federal National Mortgage Association (FNMA)	3.260%	5/1/29	19,943	21,622
Federal National Mortgage Association (FNMA)	2.800%	8/1/31	100,000	104,583
Federal National Mortgage Association (FNMA)	2.870%	8/1/31	100,000	106,026
Federal National Mortgage Association (FNMA)	3.000%	10/1/34-10/1/49	3,800,000	3,859,875	(a)
Federal National Mortgage Association (FNMA)	3.500%	10/1/34-10/1/49	2,500,000	2,568,515	(a)
Federal National Mortgage Association (FNMA)	2.500%	10/15/34-10/1/49	600,000	598,526	(a)
Federal National Mortgage Association (FNMA)	3.000%	11/1/46-4/1/47	239,019	245,114
Federal National Mortgage Association (FNMA)	3.500%	2/1/47-6/1/49	1,126,040	1,165,266
Federal National Mortgage Association (FNMA)	4.000%	11/1/48	551,598	573,292
Federal National Mortgage Association (FNMA)	5.000%	11/1/48	320,536	343,777
Federal National Mortgage Association (FNMA)	4.000%	10/1/49	1,200,000	1,245,141	(a)
Federal National Mortgage Association (FNMA)	4.500%	10/1/49	600,000	631,773	(a)

Total FNMA				11,673,593

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - 9.7%
Government National Mortgage Association (GNMA)	3.000%	10/15/42	111,742	$115,001
Government National Mortgage Association (GNMA) II	3.000%	12/20/47	54,866	56,379
Government National Mortgage Association (GNMA) II	4.500%	6/20/48-1/20/49	319,548	334,657
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	88,380	93,282
Government National Mortgage Association (GNMA) II	4.000%	5/20/49	98,767	102,843
Government National Mortgage Association (GNMA) II	3.500%	7/20/49	99,699	103,653
Government National Mortgage Association (GNMA) II	3.000%	10/1/49	700,000	718,293	(a)
Government National Mortgage Association (GNMA) II	3.500%	10/1/49	1,300,000	1,346,744	(a)
Government National Mortgage Association (GNMA) II	4.000%	10/1/49	700,000	727,959	(a)
Government National Mortgage Association (GNMA) II	4.500%	10/1/49	400,000	417,994	(a)
Government National Mortgage Association (GNMA) II	5.000%	10/15/49	200,000	210,859	(a)

Total GNMA				4,227,664

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $16,947,950)				17,098,202

CORPORATE BONDS & NOTES - 27.9%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.0%
AT&T Inc., Senior Notes	3.400%	5/15/25	90,000	93,901
AT&T Inc., Senior Notes	4.350%	6/15/45	70,000	73,560
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	20,000	21,097
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	90,000	102,039
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	30,000	32,921
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	70,000	81,280
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	30,000	37,142

Total Diversified Telecommunication Services				441,940

Entertainment - 0.0%
Netflix Inc., Senior Notes	5.375%	2/1/21	10,000	10,300

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	10,000	$10,437	(b)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	120,000	136,799
Comcast Corp., Senior Notes	4.150%	10/15/28	100,000	112,173
Comcast Corp., Senior Notes	4.700%	10/15/48	70,000	85,711
DISH DBS Corp., Senior Notes	5.875%	11/15/24	40,000	39,650
Fox Corp., Senior Notes	5.476%	1/25/39	100,000	122,568	(b)
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	50,000	51,765

Total Media				559,103

Wireless Telecommunication Services - 0.2%
Sprint Corp., Senior Notes	7.875%	9/15/23	30,000	32,954
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	30,000	33,135

Total Wireless Telecommunication Services				66,089

TOTAL COMMUNICATION SERVICES				1,077,432

CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.2%
General Motors Co., Senior Notes	5.950%	4/1/49	10,000	10,714
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	50,000	50,864

Total Automobiles				61,578

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	10,000	10,265	(b)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	40,000	41,652	(b)

Total Diversified Consumer Services				51,917

Hotels, Restaurants & Leisure - 1.3%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	70,000	72,037	(b)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	20,000	21,065
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	60,000	61,112
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	20,000	20,318
McDonald’s Corp., Senior Notes	3.800%	4/1/28	110,000	120,555
McDonald’s Corp., Senior Notes	4.450%	9/1/48	20,000	23,119
Sands China Ltd., Senior Notes	5.125%	8/8/25	200,000	219,584
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	40,000	41,304	(b)

Total Hotels, Restaurants & Leisure				579,094

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	40,000	$42,140

Internet & Direct Marketing Retail - 0.1%
Amazon.com Inc., Senior Notes	4.050%	8/22/47	40,000	48,057

TOTAL CONSUMER DISCRETIONARY				782,786

CONSUMER STAPLES - 2.2%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	10,000	10,922
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	50,000	55,144
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.439%	10/6/48	30,000	33,959
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	90,000	117,785
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	50,000	51,141

Total Beverages				268,951

Food & Staples Retailing - 0.3%
Walmart Inc., Senior Notes	3.050%	7/8/26	10,000	10,594
Walmart Inc., Senior Notes	3.700%	6/26/28	100,000	110,830

Total Food & Staples Retailing				121,424

Food Products - 0.1%
Mars Inc., Senior Notes	2.700%	4/1/25	20,000	20,522	(b)
Mars Inc., Senior Notes	3.200%	4/1/30	10,000	10,579	(c)

Total Food Products				31,101

Tobacco - 1.2%
Altria Group Inc., Senior Notes	3.490%	2/14/22	10,000	10,259
Altria Group Inc., Senior Notes	3.800%	2/14/24	10,000	10,454
Altria Group Inc., Senior Notes	4.400%	2/14/26	100,000	106,935
Altria Group Inc., Senior Notes	4.800%	2/14/29	80,000	87,634
Altria Group Inc., Senior Notes	5.800%	2/14/39	10,000	11,582
Altria Group Inc., Senior Notes	5.375%	1/31/44	10,000	11,116
Altria Group Inc., Senior Notes	5.950%	2/14/49	80,000	94,076
Altria Group Inc., Senior Notes	6.200%	2/14/59	10,000	11,725
BAT Capital Corp., Senior Notes	3.557%	8/15/27	30,000	30,218
BAT Capital Corp., Senior Notes	4.540%	8/15/47	50,000	47,930
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	120,000	121,070

Total Tobacco				542,999

TOTAL CONSUMER STAPLES				964,475

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 5.2%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	50,000	$52,961

Oil, Gas & Consumable Fuels - 5.1%
Apache Corp., Senior Notes	4.375%	10/15/28	10,000	10,241
Apache Corp., Senior Notes	4.250%	1/15/44	60,000	53,431
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	10,000	10,053	(b)
BP Capital Markets America Inc., Senior Notes	3.937%	9/21/28	10,000	11,082
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	20,000	21,108
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	50,000	53,058
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	90,000	91,635
Concho Resources Inc., Senior Notes	4.375%	1/15/25	90,000	93,289
Continental Resources Inc., Senior Notes	4.500%	4/15/23	50,000	51,908
Continental Resources Inc., Senior Notes	3.800%	6/1/24	40,000	40,762
Continental Resources Inc., Senior Notes	4.375%	1/15/28	10,000	10,328
Devon Energy Corp., Senior Notes	5.850%	12/15/25	100,000	118,860
Devon Energy Corp., Senior Notes	5.000%	6/15/45	40,000	46,253
Ecopetrol SA, Senior Notes	5.875%	5/28/45	250,000	291,565
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	10,000	11,287
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	50,000	55,372
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	50,000	52,394
MEG Energy Corp., Senior Notes	6.375%	1/30/23	30,000	28,950	(b)
MPLX LP, Senior Notes	4.875%	6/1/25	60,000	66,006
MPLX LP, Senior Notes	4.800%	2/15/29	90,000	99,356
MPLX LP, Senior Notes	5.500%	2/15/49	10,000	11,597
Noble Energy Inc., Senior Notes	3.850%	1/15/28	30,000	31,133
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	40,000	41,365
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	10,000	10,065
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	50,000	50,784
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	20,000	20,186
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	60,000	60,449
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	110,000	143,487
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	60,000	59,453
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	300,000	330,864
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	40,000	39,090
Range Resources Corp., Senior Notes	4.875%	5/15/25	40,000	33,000

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Shell International Finance BV, Senior Notes	4.000%	5/10/46	30,000	$34,537
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	21,852	(b)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	10,000	12,684
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	50,000	66,286
WPX Energy Inc., Senior Notes	5.250%	10/15/27	40,000	40,200

Total Oil, Gas & Consumable Fuels				2,223,970

TOTAL ENERGY				2,276,931

FINANCIALS - 8.3%
Banks - 6.8%
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	208,418
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	100,000	102,127	(d)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	280,000	303,382	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	70,000	82,481	(d)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	200,000	216,191	(b)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	80,000	131,159
Citigroup Inc., Senior Notes	4.650%	7/23/48	90,000	110,143
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	80,000	86,989	(d)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	50,000	54,442	(d)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	70,000	79,358
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	200,000	200,733	(b)(d)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	10,000	10,541
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	200,000	221,515	(d)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	40,000	42,651	(d)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	110,000	$121,913	(d)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	60,000	67,825	(d)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	130,000	161,928
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	200,000	217,501
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	50,000	50,941
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	50,000	51,051
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	10,000	10,581
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	100,000	110,878
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	100,000	105,937	(d)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	40,000	43,825
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	150,000	177,084

Total Banks				2,969,594

Capital Markets - 1.1%
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	10,000	10,267
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	80,000	80,913	(d)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	80,000	84,937	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	10,000	10,916	(d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	170,000	201,756
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	80,000	85,502	(d)

Total Capital Markets				474,291

Consumer Finance - 0.2%
American Express Co., Senior Notes	3.700%	11/5/21	20,000	20,650
American Express Credit Corp., Senior Notes	2.375%	5/26/20	50,000	50,065

Total Consumer Finance				70,715

Diversified Financial Services - 0.0%
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	10,000	10,539	(b)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.2%
American International Group Inc., Senior Notes	3.750%	7/10/25	50,000	$52,828
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	20,000	23,678

Total Insurance				76,506

TOTAL FINANCIALS				3,601,645

HEALTH CARE - 3.0%
Biotechnology - 0.1%
Celgene Corp., Senior Notes	3.875%	8/15/25	30,000	32,382
Celgene Corp., Senior Notes	5.000%	8/15/45	20,000	25,078

Total Biotechnology				57,460

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	50,000	54,472
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	80,000	83,447
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	20,000	21,232

Total Health Care Equipment & Supplies				159,151

Health Care Providers & Services - 2.0%
Anthem Inc., Senior Notes	3.650%	12/1/27	40,000	42,031
Centene Corp., Senior Notes	4.750%	1/15/25	20,000	20,530
Cigna Corp., Senior Notes	4.125%	11/15/25	50,000	53,685
Cigna Corp., Senior Notes	4.375%	10/15/28	130,000	142,048
CVS Health Corp., Senior Notes	3.350%	3/9/21	27,000	27,432
CVS Health Corp., Senior Notes	4.300%	3/25/28	210,000	227,080
CVS Health Corp., Senior Notes	5.050%	3/25/48	110,000	124,842
HCA Inc., Senior Secured Notes	5.250%	6/15/26	40,000	44,541
Humana Inc., Senior Notes	3.950%	3/15/27	70,000	74,295
Humana Inc., Senior Notes	3.125%	8/15/29	10,000	9,991
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	20,000	22,020
UnitedHealth Group Inc., Senior Notes	2.875%	8/15/29	50,000	51,031
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	30,000	39,749

Total Health Care Providers & Services				879,275

Pharmaceuticals - 0.5%
Allergan Funding SCS, Senior Notes	4.750%	3/15/45	10,000	10,595
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	20,000	20,276	(b)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	30,000	30,929	(b)
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	20,000	20,982	(b)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	50,000	53,406	(b)
Johnson & Johnson, Senior Notes	3.625%	3/3/37	30,000	33,443

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	40,000	$37,000
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	20,000	18,300

Total Pharmaceuticals				224,931

TOTAL HEALTH CARE				1,320,817

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
Boeing Co., Senior Notes	3.200%	3/1/29	40,000	41,993
Boeing Co., Senior Notes	3.250%	2/1/35	20,000	20,724
Boeing Co., Senior Notes	3.750%	2/1/50	20,000	21,601
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	50,000	53,606
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	50,000	52,475
United Technologies Corp., Senior Notes	4.125%	11/16/28	30,000	33,942

Total Aerospace & Defense				224,341

Air Freight & Logistics - 0.0%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	10,000	10,195	(b)

Commercial Services & Supplies - 0.4%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	50,000	51,093
Republic Services Inc., Senior Notes	2.500%	8/15/24	10,000	10,106
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	50,000	52,000
Waste Management Inc., Senior Notes	3.200%	6/15/26	10,000	10,545
Waste Management Inc., Senior Notes	3.450%	6/15/29	10,000	10,799
Waste Management Inc., Senior Notes	4.000%	7/15/39	10,000	11,358
Waste Management Inc., Senior Notes	4.150%	7/15/49	10,000	11,654

Total Commercial Services & Supplies				157,555

Electric Utilities - 0.1%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	40,000	39,950	(b)

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	50,000	50,877

Industrial Conglomerates - 0.6%
3M Co., Senior Notes	2.375%	8/26/29	10,000	9,946
General Electric Co., Senior Notes	6.750%	3/15/32	40,000	50,301
General Electric Co., Senior Notes	6.875%	1/10/39	150,000	198,441

Total Industrial Conglomerates				258,688

Road & Rail - 0.1%
Union Pacific Corp., Senior Notes	4.500%	9/10/48	50,000	59,662

TOTAL INDUSTRIALS				801,268

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 1.3%
IT Services - 0.2%
Visa Inc., Senior Notes	3.150%	12/14/25	80,000	$85,270

Software - 0.8%
Microsoft Corp., Senior Notes	2.400%	2/6/22	20,000	20,279
Microsoft Corp., Senior Notes	3.300%	2/6/27	240,000	258,907
salesforce.com Inc., Senior Notes	3.250%	4/11/23	50,000	52,160

Total Software				331,346

Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes	2.450%	8/4/26	50,000	50,669
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	90,000	92,800	(b)

Total Technology Hardware, Storage & Peripherals				143,469

TOTAL INFORMATION TECHNOLOGY				560,085

MATERIALS - 1.1%
Metals & Mining - 1.1%
ArcelorMittal, Senior Notes	6.250%	2/25/22	50,000	54,028
ArcelorMittal, Senior Notes	6.125%	6/1/25	30,000	33,758
ArcelorMittal, Senior Notes	4.550%	3/11/26	60,000	62,778
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	50,000	65,467
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	30,000	38,731
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	45,000	40,545
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	80,000	83,916	(b)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	60,000	61,673	(b)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	30,000	30,543	(b)

TOTAL MATERIALS				471,439

UTILITIES - 0.7%
Electric Utilities - 0.7%
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	20,000	21,882
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	40,000	42,308
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	180,000	254,683

TOTAL UTILITIES				318,873

TOTAL CORPORATE BONDS & NOTES (Cost - $11,427,403)				12,175,751

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 8.4%
Alternative Loan Trust, 2005-81 A1 (1 mo. USD LIBOR + 0.280%)	2.298%	2/25/37	230,628	212,995	(d)
BX Commercial Mortgage Trust, 2018-IND G (1 mo. USD LIBOR + 2.050%)	4.078%	11/15/35	149,203	149,669	(b)(d)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 A2	3.505%	3/25/29	30,000	$33,250
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 M2 (1 mo. USD LIBOR + 3.250%)	5.268%	7/25/29	250,000	262,092	(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C02 1M2 (1 mo. USD LIBOR + 2.600%)	4.618%	5/25/24	240,320	250,572	(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	4.418%	5/25/30	500,000	505,908	(b)(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	6.418%	1/25/24	129,031	140,162	(d)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	7.018%	7/25/25	78,551	84,859	(b)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	4.218%	1/25/30	125,000	126,625	(b)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M1 (1 mo. USD LIBOR + 0.680%)	2.698%	10/25/30	71,053	71,063	(b)(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M1 A2	3.673%	9/25/28	100,000	110,540	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	10,000	11,166
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	1/25/29	30,000	32,654
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	20,000	22,129
Motel 6 Trust, 2017-MTL6 B (1 mo. USD LIBOR + 1.190%)	3.218%	8/15/34	319,377	319,276	(b)(d)
Motel 6 Trust, 2017-MTL6 C (1 mo. USD LIBOR + 1.400%)	3.428%	8/15/34	588,326	588,322	(b)(d)
MTRO Commercial Mortgage Trust, 2019- TECH D (1 mo. USD LIBOR + 1.800%)	3.828%	12/15/33	100,000	100,063	(b)(d)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
WaMu Mortgage Pass-Through Certificates Series, 2005-AR8, 2A1A (1 mo. USD LIBOR + 0.580%)	2.598%	7/25/45	78,418		$78,047	(d)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	500,000		564,235

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,618,357)					3,663,627

SOVEREIGN BONDS - 7.2%
Argentina - 0.2%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	79.499%	6/21/20	1,200,000	ARS	8,870	(d)
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	150,000		62,476

Total Argentina					71,346

Brazil - 1.4%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	1,260,000	BRL	319,938
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	150,000		42,255
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	250,000		258,950

Total Brazil					621,143

Indonesia - 1.4%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	400,000		441,029
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	1,941,000,000	IDR	135,746
Indonesia Treasury Bond, Senior Notes	7.500%	6/15/35	330,000,000	IDR	22,842

Total Indonesia					599,617

Kuwait - 0.5%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	200,000		215,452	(b)

Mexico - 2.3%
Mexican Bonos, Bonds	8.000%	11/7/47	2,550,000	MXN	138,982
Mexican Bonos, Senior Notes	8.500%	5/31/29	5,540,000	MXN	312,357
Mexican Bonos, Senior Notes	7.750%	11/13/42	6,150,000	MXN	325,844
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	210,000		227,325

Total Mexico					1,004,508

Russia - 1.4%
Russian Federal Bond - OFZ	7.050%	1/19/28	24,210,000	RUB	378,199

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - (continued)
Russian Federal Bond - OFZ	6.900%	5/23/29	8,290,000	RUB	$127,771
Russian Federal Bond - OFZ	7.650%	4/10/30	6,220,000	RUB	100,660
Russian Federal Bond - OFZ	7.250%	5/10/34	240,000		3,735

Total Russia					610,365

TOTAL SOVEREIGN BONDS (Cost - $3,030,241)					3,122,431

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.0%
U.S. Government Obligations - 6.0%
U.S. Treasury Bonds	3.625%	2/15/44	390,000		504,166
U.S. Treasury Bonds	3.375%	5/15/44	240,000		298,941
U.S. Treasury Bonds	3.000%	2/15/48	210,000		249,334
U.S. Treasury Bonds	3.125%	5/15/48	350,000		425,414
U.S. Treasury Bonds	3.000%	8/15/48	90,000		107,030
U.S. Treasury Bonds	3.000%	2/15/49	30,000		35,769
U.S. Treasury Bonds	2.875%	5/15/49	290,000		338,224
U.S. Treasury Notes	2.250%	3/31/21	20,000		20,147
U.S. Treasury Notes	2.625%	1/31/26	300,000		318,176
U.S. Treasury Notes	2.375%	5/15/29	310,000		329,205

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,502,687)					2,626,406

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 2.7%
Invesco Senior Loan ETF (Cost - $1,190,812)			51,746		1,168,942

			FACE AMOUNT†
U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.9%
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	110,000		131,280
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	90,000		117,984
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	60,000		71,901
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	460,000		526,305

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $776,290)					847,470

ASSET-BACKED SECURITIES - 1.7%
Argent Securities Inc. Pass-Through Certificates, 2004-W7 M1 (1 mo. USD LIBOR + 0.825%)	2.843%	5/25/34	73,201		73,326	(d)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	325,000		333,237	(b)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC7 M1 (1 mo. USD LIBOR + 0.855%)	2.873%	7/25/34	90,077		90,395	(d)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
RASC Series Trust, 2005-KS12 M1 (1 mo. USD LIBOR + 0.440%)		2.458%	1/25/36	117,645	$117,793	(d)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)		2.426%	3/25/44	125,000	119,172	(d)
United States Small Business Administration, 2019-20D 1		2.980%	4/1/39	30,000	31,268

TOTAL ASSET-BACKED SECURITIES (Cost - $756,853)					765,191

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.2%
Euro-Bund Futures, Call @ 188.00EUR		11/22/19	20	2,000,000	218
U.S. Treasury 2-Year Notes, Put @ $106.63		10/25/19	2	4,000	0	(f)
U.S. Treasury 2-Year Notes, Put @ $105.75		11/22/19	3	6,000	0	(f)
U.S. Treasury 5-Year Notes, Call @ $119.50		10/25/19	13	13,000	3,555
U.S. Treasury 5-Year Notes, Put @ $115.50		10/25/19	32	32,000	250
U.S. Treasury 5-Year Notes, Put @ $115.75		10/25/19	11	11,000	86
U.S. Treasury 5-Year Notes, Put @ $115.00		11/22/19	76	76,000	1,188
U.S. Treasury 10-Year Notes, Call @ $130.00		10/25/19	23	23,000	19,406
U.S. Treasury 10-Year Notes, Call @ $131.00		10/25/19	48	48,000	19,500
U.S. Treasury 10-Year Notes, Call @ $132.00		10/25/19	33	33,000	5,672
U.S. Treasury 10-Year Notes, Put @ $128.00		10/25/19	38	38,000	2,969
U.S. Treasury 10-Year Notes, Put @ $129.00		10/25/19	33	33,000	7,219
U.S. Treasury Long-Term Bonds, Call @ $166.00		10/25/19	28	28,000	13,125
U.S. Treasury Long-Term Bonds, Put @ $155.00		10/25/19	27	27,000	2,109
U.S. Treasury Long-Term Bonds, Put @ $158.00		10/25/19	28	28,000	8,750

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS					84,047

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%
Credit default swaption with Goldman Sachs Group Inc. to sell protection on Markit CDX.NA.IG.32 Index, Call @ 50.00bps	Goldman Sachs Group Inc.	10/16/19	1,360,000	1,360,000	449

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - (continued)
U.S. Dollar/Australian dollar, Put @ 0.70AUD	Citibank N.A.	12/5/19	380,000	380,000	$700
U.S. Dollar/Euro, Call @ 1.13EUR	Citibank N.A.	10/21/19	560,000	560,000	18,911

TOTAL OTC PURCHASED OPTIONS					20,060

TOTAL PURCHASED OPTIONS (Cost - $110,401)					104,107

		RATE	MATURITY DATE	FACE AMOUNT†
SENIOR LOANS - 0.1%
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Allied Universal Holdco LLC, Delayed Draw Term Loan		—	7/10/26	901	901	(g)
Allied Universal Holdco LLC, Initial Term Loan		—	7/10/26	9,099	9,105	(g)
API Group Inc., Term Loan B		—	5/11/26	20,000	20,050	(g)(h)

TOTAL SENIOR LOANS (Cost - $30,037)					30,056

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $40,391,031)					41,602,183

SHORT-TERM INVESTMENTS - 30.8%
U.S. TREASURY BILLS - 28.2%
U.S. Treasury Bills		1.618%	10/15/19	1,500,000	1,499,011	(i)
U.S. Treasury Bills		1.706%	10/17/19	800,000	799,370	(i)
U.S. Treasury Bills		1.746%	10/31/19	1,050,000	1,048,458	(i)
U.S. Treasury Bills		1.714%	11/7/19	2,000,000	1,996,464	(i)
U.S. Treasury Bills		1.802%	12/5/19	2,000,000	1,993,553	(i)
U.S. Treasury Bills		1.724%	12/19/19	3,000,000	2,988,642	(i)
U.S. Treasury Bills		1.809%	12/26/19	2,000,000	1,991,472	(i)

TOTAL U.S. TREASURY BILLS (Cost - $12,314,212)					12,316,970

U.S. GOVERNMENT AGENCIES - 0.5%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $189,721)		1.857%	10/28/19	190,000	189,732

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	SHARES	VALUE
OVERNIGHT DEPOSITS - 2.1%
BNY Mellon Cash Reserve Fund (Cost - $928,218)	0.450%	928,218	$928,218

TOTAL SHORT-TERM INVESTMENTS (Cost - $13,432,151)			13,434,920

TOTAL INVESTMENTS - 126.1% (Cost - $53,823,182)			55,037,103
Liabilities in Excess of Other Assets - (26.1)%			(11,396,682)

TOTAL NET ASSETS - 100.0%			$43,640,421

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2019, the Fund held TBA securities with a total cost of $12,314,001.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Value is less than $1.

(g)	All or a portion of this loan is unfunded as of September 30, 2019. The interest rate for fully unfunded term loans is to be determined.

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARS	— Argentine Peso
AUD	— Australian Dollar
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
ETF	— Exchange-Traded Fund
EUR	— Euro
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 5-Year Notes, Put		10/25/19	$116.00		29	29,000	$(453)
U.S. Treasury 10-Year Notes, Call		10/25/19	130.50		11	11,000	(6,531)
U.S. Treasury 10-Year Notes, Call		10/25/19	132.50		8	8,000	(875)
U.S. Treasury 10-Year Notes, Call		10/25/19	133.50		24	24,000	(1,125)
U.S. Treasury 10-Year Notes, Call		11/22/19	136.00		31	31,000	(1,938)
U.S. Treasury 10-Year Notes, Put		10/25/19	126.00		15	15,000	(234)
U.S. Treasury 10-Year Notes, Put		10/25/19	130.00		10	10,000	(5,312)
U.S. Treasury 10-Year Notes, Put		10/25/19	130.50		11	11,000	(8,594)
U.S. Treasury 10-Year Notes, Put		11/22/19	127.00		31	31,000	(3,875)
U.S. Treasury Long-Term Bonds, Call		11/22/19	166.00		14	14,000	(14,219)
U.S. Treasury Long-Term Bonds, Call		11/22/19	172.00		27	27,000	(6,328)
U.S. Treasury Long-Term Bonds, Put		10/25/19	151.00		27	27,000	(844)
U.S. Treasury Long-Term Bonds, Put		11/22/19	150.00		27	27,000	(2,109)
U.S. Treasury Long-Term Bonds, Put		11/22/19	158.00		14	14,000	(10,281)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $100,736)							$(62,718)

OTC WRITTEN OPTIONS

	COUNTERPARTY
Interest rate swaption with Bank of America N.A., Call	Bank of America N.A.	12/9/19	135.00	bps	170,000	170,000	$(962)
Interest rate swaption with Bank of America N.A., Call	Bank of America N.A.	12/9/19	135.00	bps	100,000	100,000	(566)
Interest rate swaption with Bank of America N.A., Put	Bank of America N.A.	12/9/19	185.00	bps	170,000	170,000	(557)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SCHEDULE OF WRITTEN OPTIONS (continued)
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Interest rate swaption with Bank of America N.A., Put	Bank of America N.A.	12/9/19	185.00	bps	100,000	100,000	$(328)
U.S. Dollar/Mexican Peso, Call	Citibank N.A.	11/23/19	20.53	MXN	100,000	100,000	(573)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $4,136)							$(2,986)

TOTAL WRITTEN OPTIONS (Premiums received - $104,872)							$(65,704)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
MXN	— Mexican Peso

At September 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day EuroDollar	26	12/19	$6,349,680	$6,372,600	$22,920
90-Day EuroDollar	33	6/20	8,035,864	8,121,713	85,849
Euro-BTP	9	12/19	1,418,513	1,430,953	12,440
U.S. Treasury 2-Year Notes	5	12/19	1,076,440	1,077,500	1,060
U.S. Treasury 5-Year Notes	119	12/19	14,244,714	14,178,664	(66,050)
U.S. Treasury Long-Term Bonds	22	12/19	3,613,525	3,570,875	(42,650)
U.S. Treasury Ultra Long-Term Bonds	17	12/19	3,156,154	3,262,406	106,252

					119,821

Contracts to Sell:
30-Day Federal Funds	23	11/19	9,422,314	9,415,899	6,415
Euro-Bund	40	12/19	7,664,063	7,598,693	65,370
Japanese 10-Year Bonds	1	12/19	1,434,274	1,434,374	(100)
U.S. Treasury 10-Year Notes	9	12/19	1,162,453	1,172,812	(10,359)
U.S. Treasury Ultra 10-Year Notes	6	12/19	863,527	854,437	9,090

					70,416

Net unrealized appreciation on open futures contracts					$190,237

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

At September 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	740,450	USD	15,621	Citibank N.A	10/15/19	$(3,469)
USD	22,068	IDR	314,667,623	Bank of America N.A.	10/17/19	(56)
USD	44,446	IDR	635,136,762	Bank of America N.A.	10/17/19	(210)
BRL	70,035	USD	17,672	Barclays Bank PLC	10/17/19	(880)
BRL	87,151	USD	21,615	Barclays Bank PLC	10/17/19	(718)
CAD	1,864,967	USD	1,423,117	Barclays Bank PLC	10/17/19	(14,146)
CNY	1,480,000	USD	208,789	Barclays Bank PLC	10/17/19	(1,515)
GBP	231,770	USD	291,293	Barclays Bank PLC	10/17/19	(5,468)
IDR	6,573,226,415	USD	457,714	Barclays Bank PLC	10/17/19	4,443
INR	21,682,319	USD	308,491	Barclays Bank PLC	10/17/19	(3,132)
USD	20,974	BRL	83,822	Barclays Bank PLC	10/17/19	876
USD	298,333	CNY	2,055,422	Barclays Bank PLC	10/17/19	10,472
USD	258,155	EUR	230,000	Barclays Bank PLC	10/17/19	7,059
USD	421,546	IDR	5,988,906,604	Barclays Bank PLC	10/17/19	472
USD	410,623	INR	29,072,091	Barclays Bank PLC	10/17/19	1,191
USD	3,792	JPY	400,000	Barclays Bank PLC	10/17/19	86
USD	439,815	MXN	8,696,811	Barclays Bank PLC	10/17/19	700
ZAR	860,416	USD	60,422	Barclays Bank PLC	10/17/19	(3,814)
USD	230,220	BRL	868,389	BNP Paribas SA	10/17/19	22,003
AUD	4,608	USD	3,223	Citibank N.A	10/17/19	(113)
AUD	33,348	USD	22,994	Citibank N.A	10/17/19	(487)
AUD	53,318	USD	37,030	Citibank N.A	10/17/19	(1,046)
BRL	640,000	USD	168,465	Citibank N.A	10/17/19	(15,011)
BRL	741,256	USD	195,353	Citibank N.A	10/17/19	(17,619)
BRL	1,280,000	USD	336,532	Citibank N.A	10/17/19	(29,622)
CAD	98,492	USD	74,283	Citibank N.A	10/17/19	127
CAD	112,998	USD	84,977	Citibank N.A	10/17/19	392
CAD	159,146	USD	121,833	Citibank N.A	10/17/19	(1,599)
CAD	210,657	USD	158,916	Citibank N.A	10/17/19	234
COP	358,942,466	USD	110,682	Citibank N.A	10/17/19	(7,567)
EUR	37,704	USD	42,539	Citibank N.A	10/17/19	(1,376)
EUR	100,000	USD	110,285	Citibank N.A	10/17/19	(1,113)
GBP	20,297	USD	24,694	Citibank N.A	10/17/19	337
GBP	23,627	USD	29,704	Citibank N.A	10/17/19	(566)
GBP	23,896	USD	28,917	Citibank N.A	10/17/19	552
GBP	44,553	USD	55,544	Citibank N.A	10/17/19	(600)
GBP	86,969	USD	108,651	Citibank N.A	10/17/19	(1,399)
MXN	554,468	USD	28,060	Citibank N.A	10/17/19	(64)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	599,998	USD	31,229	Citibank N.A	10/17/19	$(934)
MXN	636,120	USD	32,106	Citibank N.A	10/17/19	12
MXN	1,244,596	USD	63,996	Citibank N.A	10/17/19	(1,155)
MXN	2,000,000	USD	100,238	Citibank N.A	10/17/19	745
MXN	4,283,163	USD	220,727	Citibank N.A	10/17/19	(4,464)
USD	80,370	CAD	106,908	Citibank N.A	10/17/19	(398)
USD	522,387	CAD	685,659	Citibank N.A	10/17/19	4,376
USD	17,476	EUR	15,457	Citibank N.A	10/17/19	601
USD	38,894	EUR	34,562	Citibank N.A	10/17/19	1,162
USD	50,160	EUR	44,782	Citibank N.A	10/17/19	1,270
USD	55,831	EUR	50,000	Citibank N.A	10/17/19	1,245
USD	56,240	EUR	50,000	Citibank N.A	10/17/19	1,654
USD	56,648	EUR	50,000	Citibank N.A	10/17/19	2,062
USD	66,818	EUR	60,000	Citibank N.A	10/17/19	1,314
USD	93,992	EUR	84,713	Citibank N.A	10/17/19	1,509
USD	28,181	GBP	23,107	Citibank N.A	10/17/19	(315)
USD	3,297	JPY	350,000	Citibank N.A	10/17/19	55
USD	3,311	JPY	350,000	Citibank N.A	10/17/19	68
USD	3,323	JPY	350,000	Citibank N.A	10/17/19	80
USD	26,645	JPY	2,869,743	Citibank N.A	10/17/19	59
USD	31,229	MXN	621,534	Citibank N.A	10/17/19	(153)
USD	39,607	RUB	2,558,326	Citibank N.A	10/17/19	269
USD	61,450	ZAR	933,361	Citibank N.A	10/17/19	42
ZAR	72,945	USD	5,095	Citibank N.A	10/17/19	(296)
USD	281,466	BRL	1,060,000	Goldman Sachs Group Inc.	10/17/19	27,306
BRL	163,110	USD	40,149	JPMorgan Chase & Co.	10/17/19	(1,039)
BRL	231,043	USD	60,120	JPMorgan Chase & Co.	10/17/19	(4,723)
CNH	19,939	USD	2,801	JPMorgan Chase & Co.	10/17/19	(11)
CNY	173,036	USD	24,442	JPMorgan Chase & Co.	10/17/19	(208)
COP	30,007,848	USD	9,297	JPMorgan Chase & Co.	10/17/19	(676)
COP	55,280,572	USD	16,454	JPMorgan Chase & Co.	10/17/19	(573)
IDR	350,828,631	USD	24,460	JPMorgan Chase & Co.	10/17/19	207
IDR	402,142,306	USD	27,832	JPMorgan Chase & Co.	10/17/19	442
IDR	547,372,468	USD	38,203	JPMorgan Chase & Co.	10/17/19	282
IDR	750,466,256	USD	53,551	JPMorgan Chase & Co.	10/17/19	(787)
INR	1,748,069	USD	24,564	JPMorgan Chase & Co.	10/17/19	55
INR	1,802,183	USD	25,974	JPMorgan Chase & Co.	10/17/19	(593)
INR	1,950,697	USD	27,048	JPMorgan Chase & Co.	10/17/19	424
INR	3,631,386	USD	50,979	JPMorgan Chase & Co.	10/17/19	163

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	1,095,571	USD	20,828	JPMorgan Chase & Co.	10/17/19	$297
PHP	17,189,635	USD	329,303	JPMorgan Chase & Co.	10/17/19	2,148
USD	2,895	CNH	19,939	JPMorgan Chase & Co.	10/17/19	104
USD	21,102	CNY	148,878	JPMorgan Chase & Co.	10/17/19	252
USD	25,035	CNY	172,335	JPMorgan Chase & Co.	10/17/19	899
USD	25,879	CNY	182,397	JPMorgan Chase & Co.	10/17/19	335
USD	48,380	CNY	340,370	JPMorgan Chase & Co.	10/17/19	711
USD	273,050	EUR	240,715	JPMorgan Chase & Co.	10/17/19	10,256
USD	22,646	IDR	324,518,055	JPMorgan Chase & Co.	10/17/19	(170)
USD	24,339	IDR	350,972,975	JPMorgan Chase & Co.	10/17/19	(337)
USD	26,582	IDR	375,020,246	JPMorgan Chase & Co.	10/17/19	215
USD	44,667	IDR	634,813,811	JPMorgan Chase & Co.	10/17/19	34
USD	24,238	INR	1,742,563	JPMorgan Chase & Co.	10/17/19	(303)
USD	17,660	PHP	922,005	JPMorgan Chase & Co.	10/17/19	(119)
USD	21,031	PHP	1,085,346	JPMorgan Chase & Co.	10/17/19	104
USD	21,973	PHP	1,154,881	JPMorgan Chase & Co.	10/17/19	(296)
USD	41,447	PHP	2,156,658	JPMorgan Chase & Co.	10/17/19	(138)
USD	251,773	PHP	12,966,316	JPMorgan Chase & Co.	10/17/19	1,756
USD	3,698	RUB	238,644	JPMorgan Chase & Co.	10/17/19	28
EUR	252,000	USD	284,785	Citibank N.A	10/23/19	(9,535)
ARS	549,900	USD	9,506	BNP Paribas SA	11/4/19	(1,127)
MXN	581,633	USD	28,983	Citibank N.A	11/26/19	201
USD	29,000	MXN	581,633	Citibank N.A	11/26/19	(183)
IDR	5,988,906,604	USD	415,839	Barclays Bank PLC	1/17/20	1,049
INR	29,072,091	USD	405,822	Barclays Bank PLC	1/17/20	(547)
MXN	8,696,811	USD	433,642	Barclays Bank PLC	1/17/20	(633)
USD	207,559	CNY	1,480,000	Barclays Bank PLC	1/17/20	567
ZAR	933,361	USD	60,730	Citibank N.A	1/17/20	(52)
USD	2,795	CNH	19,939	JPMorgan Chase & Co.	1/17/20	11
USD	327,715	PHP	17,189,635	JPMorgan Chase & Co.	1/17/20	(2,436)

Total						$(30,478)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

At September 30, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
30,500,000	MXN	4/5/21	28-Day TIIE-Banxico every 28 days	7.351% every 28 days	$(18,581)	$30,780
828,000		4/26/22	3-Month LIBOR quarterly	2.250% semi-annually	164	6,808
845,000		4/26/23	2.300% semi-annually	3-Month LIBOR quarterly	51	(7,317)
2,470,000	CAD	8/13/24	3-Month CAD CDOR semi-annually	1.545% semi-annually	—	(16,544)
1,870,000		8/15/24	1.504% semi-annually	3-Month LIBOR quarterly	—	664
1,250,000		12/31/25	2.250% semi-annually	3-Month LIBOR quarterly	8,595	(63,952)
1,456,000		1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	(19,270)	(67,771)
3,386,000		4/30/26	1.850% semi-annually	3-Month LIBOR quarterly	(28,832)	(43,176)
895,000		6/30/26	1.250% annually	U.S. Daily Federal Funds Intraday Effective Rate annually	(948)	670

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	524,000	2/15/36	3-Month LIBOR quarterly	3.000% semi-annually	$287	$101,389
	327,000	5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	698	(78,867)
	296,000	5/15/44	3.000% semi-annually	3-Month LIBOR quarterly	222	(78,632)
	897,000	8/15/44	2.750% semi-annually	3-Month LIBOR quarterly	(77,992)	(114,698)
	164,000	11/15/44	1.810% semi-annually	3-Month LIBOR quarterly	218	(3,337)
	162,000	11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	(11,735)	7,292

Total					$(147,123)	$(326,691)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citibank N.A.	3,450,000	BRL	1/2/20	BRL-CDI**	8.410%**	$1,395	$24,530
Citibank N.A.	1,277,000	BRL	1/4/27	BRL-CDI**	7.024%**	764	3,526
JPMorgan Chase & Co.	300,000	BRL	1/4/27	BRL-CDI**	7.044%**	—	1,074

Total						$2,159	$29,130

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.33 Index	$1,905,000		12/20/24	1.000% quarterly	$37,871	$37,703	$168

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.33 Index	$510,000		12/20/24	5.000% quarterly	$(34,209)	$(33,010)	$(1,199)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2019

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

4

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
CAD	— Canadian Dollar
CDOR	— Canadian Dollar Offered Rate
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by

Notes to Schedule of Investments (unaudited) (continued)

the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$17,098,202	—	$17,098,202
Corporate Bonds & Notes	—	12,175,751	—	12,175,751
Collateralized Mortgage Obligations	—	3,663,627	—	3,663,627
Sovereign Bonds	—	3,122,431	—	3,122,431
U.S. Government & Agency Obligations	—	2,626,406	—	2,626,406
Investments in Underlying Funds	$1,168,942	—	—	1,168,942
U.S. Treasury Inflation Protected Securities	—	847,470	—	847,470
Asset-Backed Securities	—	765,191	—	765,191
Purchased Options:
Exchange-Traded Purchased Options	84,047	—	—	84,047
OTC Purchased Options	—	20,060	—	20,060
Senior Loans:
Industrials	—	10,006	$20,050	30,056

Total Long-Term Investments	1,252,989	40,329,144	20,050	41,602,183

Short-Term Investments†:
U.S. Treasury Bills	—	12,316,970	—	12,316,970
U.S. Government Agencies	—	189,732	—	189,732
Overnight Deposits	—	928,218	—	928,218

Total Short-Term Investments	—	13,434,920	—	13,434,920

Total Investments	$1,252,989	$53,764,064	$20,050	$55,037,103

Other Financial Instruments:
Futures Contracts	$309,396	—	—	$309,396
Forward Foreign Currency Contracts	—	$113,313	—	113,313
Centrally Cleared Interest Rate Swaps	—	147,603	—	147,603
OTC Interest Rate Swaps‡	—	31,289	—	31,289
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	168	—	168

Total Other Financial Instruments	$309,396	$292,373	—	$601,769

Total	$1,562,385	$54,056,437	$20,050	$55,638,872

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$62,718	—	—	$62,718
OTC Written Options	—	$2,986	—	2,986
Futures Contracts	119,159	—	—	119,159
Forward Foreign Currency Contracts	—	143,791	—	143,791
Centrally Cleared Interest Rate Swaps	—	474,294	—	474,294
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	1,199	—	1,199

Total	$181,877	$622,270	—	$804,147

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.